REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [line items]
Revenue	$ 9,613,907	$ 8,988,340	$ 9,740,045
LAN Passenger [Member]
Disclosure of major customers [line items]
Revenue	4,313,287	4,104,348	4,241,918
TAM Passenger [Member]
Disclosure of major customers [line items]
Revenue	4,181,190	3,773,367	4,168,696
Freight [Member]
Disclosure of major customers [line items]
Revenue	$ 1,119,430	$ 1,110,625	$ 1,329,431